Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes

19.         Income taxes

The Company is subject to Income Tax (“ISR”, for its acronym in Spanish), whose tax rate was 30% for 2025, 2024 and 2023, and will continue to be 30% for later years.

a.	Income tax is as follows:

	Year ended December 31,
	2025		2024		2023
Current ISR	Ps.	2,485,134	Ps.	2,205,939	Ps.	2,167,380
Deferred ISR		(218,461)		(72,925)		(127,938)
Income tax expense	Ps.	2,266,673	Ps.	2,133,014	Ps.	2,039,442

b.	As of December 31, 2025, 2024 and 2023, the principal items comprising the balance of the deferred ISR assets (liability) were:

			December 31,
	2025		2024		2023
Liabilities:
Provisions, allowances and labor obligations	Ps.	43,112	Ps.	27,674	Ps.	107,768
Investment in airport concessions, property, leasehold improvements and equipment, net		(69,172)		(74,618)		(163,345)
Tax loss carryforwards (1)		75		75		75
Others		(1,682)		(1,697)		(2,219)
Total liabilities	Ps.	(27,667)	Ps.	(48,566)	Ps.	(57,721)
Assets:
Provisions, allowances and labor obligations	Ps.	1,052,385	Ps.	905,974	Ps.	743,038
Investments in airport concessions, property, leasehold improvements and equipment, net		(62,292)		(134,289)		(53,622)
Tax loss carryforwards(1)		141,595		157,395		172,185
Recoverable tax on assets(2)		—		—		9,486
Others		(4,191)		(4,188)		(3,666)
Total assets	Ps.	1,127,497	Ps.	924,892	Ps.	867,421
Net deferred ISR asset	Ps.	1,099,830	Ps.	876,326	Ps.	809,700
(1)

As of December 31, 2025, 2024 and 2023, the Company recognized a deferred tax asset of Ps. 141,670, Ps. 157,470 and Ps. 172,260, respectively, corresponding to the tax losses generated by its subsidiaries. All subsidiaries of the Company expect to benefit from losses in future years based on projections of taxable income and various strategies with favorable tax consequences.

(2)

The Company recognized the “Asset Tax (IMPAC, by its acronym in Spanish)” paid during 2002 through 2007. In 2013, the Company recognized the deferred tax asset, which it expects to recover subject to certain conditions established in the Income Tax Law. During the year 2024 the remaining balance was recovered in the amount of Ps.9,486.

c.	The changes in deferred tax during the year are follows:

			December 31,
	2025		2024		2023
Beginning balance of deferred tax assets, net	Ps.	876,326	Ps.	809,700	Ps.	700,238
Deferred ISR in profit or loss		218,461		72,925		127,938
IMPAC recovery		—		(9,486)		(17,829)
Income tax effects recognized in other comprehensive income		5,043		3,187		(647)
Ending balance of deferred tax asset, net	Ps.	1,099,830	Ps.	876,326	Ps.	809,700

d.	The reconciliation of the statutory income tax rate and the effective income tax rate as a percentage of net income before income tax is as follows:

		Year ended December 31,
	2025			2024			2023
	Amount		Rate %	Amount		Rate %	Amount		Rate %
Income before income taxes	Ps.	7,631,961		Ps.	7,069,238		Ps.	7,059,868
Current ISR		2,485,134			2,205,939			2,167,380
Deferred ISR		(218,461)			(72,925)			(127,938)
Income tax expense and effective rate	Ps.	2,266,673	29.70%	Ps.	2,133,014	28.89%	Ps.	2,039,442	28.89%
Add effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes.		22,915	0.30%		(12,243)	1.11%		78,518	1.11%
Statutory rate	Ps.	2,289,588	30.00%	Ps.	2,120,771	30.00%	Ps.	2,117,960	30.00%

e.

Each airport concession has received approval from the Ministry of Finance and Public Credit (Secretaría de Hacienda y Crédito Público) to carry forward their tax losses up to the earlier of the date of which such tax loss carryforwards are utilized by the airport or the date of expiration or liquidation of the concession. The base years and amounts as of December 31, 2025, are as follows:

	Tax loss
Year of origin	carryforwards
2003	Ps.	126,307
2004		170,307
2005		1,837
2007		3,348
2008		5,883
2018		7,258
2019		7,601
2020		29,551
2021		26,572
	Ps.	378,664

f.

In addition to the tax loss carryforwards of the airport concessionaires aforementioned, the Company has tax losses of other subsidiaries other than its concessionaires in the amount of Ps. 93, 711 the duration of which is 10 years under the Income Tax Law, and the expiration date of which is between 2026 and 2035.

g.	In 2025, 2024 and 2023, the Company utilized tax loss carryforwards in the amount of Ps. 79,482, Ps. 86,885 and Ps. 199,537, respectively.

h.	The balances of shareholders’ equity tax accounts as of December 31 are:

	December 31,
	2025		2024		2023
Contributed capital account	Ps.	6,050,158	Ps.	5,834,852	Ps.	5,599,129
Net consolidated tax profit account		4,884,024		3,778,145		2,974,281
Total	Ps.	10,934,182	Ps.	9,612,997	Ps.	8,573,410

i.

Dividends paid from profits generated from January 1, 2014, to individuals residing in Mexico and residents abroad may be subject to additional income taxes of up to 10%, which shall be retained by the Company.